Shareholder Report, Holdings (Details)	Oct. 31, 2025
New World Fund® - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.43%
New World Fund® - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.64%
New World Fund® - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.16%
New World Fund® - Class A | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
New World Fund® - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
New World Fund® - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%
New World Fund® - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
New World Fund® - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.33%
New World Fund® - Class A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
New World Fund® - Class A | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
New World Fund® - Class A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
New World Fund® - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.43%
New World Fund® - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.64%
New World Fund® - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.16%
New World Fund® - Class C | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
New World Fund® - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
New World Fund® - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%
New World Fund® - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
New World Fund® - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.33%
New World Fund® - Class C | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
New World Fund® - Class C | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
New World Fund® - Class C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
New World Fund® - Class T | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.43%
New World Fund® - Class T | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.64%
New World Fund® - Class T | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.16%
New World Fund® - Class T | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
New World Fund® - Class T | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
New World Fund® - Class T | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%
New World Fund® - Class T | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
New World Fund® - Class T | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.33%
New World Fund® - Class T | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
New World Fund® - Class T | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
New World Fund® - Class T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
New World Fund® - Class F-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.43%
New World Fund® - Class F-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.64%
New World Fund® - Class F-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.16%
New World Fund® - Class F-1 | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
New World Fund® - Class F-1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
New World Fund® - Class F-1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%
New World Fund® - Class F-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
New World Fund® - Class F-1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.33%
New World Fund® - Class F-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
New World Fund® - Class F-1 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
New World Fund® - Class F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
New World Fund® - Class F-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.43%
New World Fund® - Class F-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.64%
New World Fund® - Class F-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.16%
New World Fund® - Class F-2 | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
New World Fund® - Class F-2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
New World Fund® - Class F-2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%
New World Fund® - Class F-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
New World Fund® - Class F-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.33%
New World Fund® - Class F-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
New World Fund® - Class F-2 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
New World Fund® - Class F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
New World Fund® - Class F-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.43%
New World Fund® - Class F-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.64%
New World Fund® - Class F-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.16%
New World Fund® - Class F-3 | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
New World Fund® - Class F-3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
New World Fund® - Class F-3 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%
New World Fund® - Class F-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
New World Fund® - Class F-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.33%
New World Fund® - Class F-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
New World Fund® - Class F-3 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
New World Fund® - Class F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
New World Fund® - Class 529-A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.43%
New World Fund® - Class 529-A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.64%
New World Fund® - Class 529-A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.16%
New World Fund® - Class 529-A | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
New World Fund® - Class 529-A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
New World Fund® - Class 529-A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%
New World Fund® - Class 529-A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
New World Fund® - Class 529-A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.33%
New World Fund® - Class 529-A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
New World Fund® - Class 529-A | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
New World Fund® - Class 529-A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
New World Fund® - Class 529-C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.43%
New World Fund® - Class 529-C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.64%
New World Fund® - Class 529-C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.16%
New World Fund® - Class 529-C | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
New World Fund® - Class 529-C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
New World Fund® - Class 529-C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%
New World Fund® - Class 529-C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
New World Fund® - Class 529-C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.33%
New World Fund® - Class 529-C | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
New World Fund® - Class 529-C | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
New World Fund® - Class 529-C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
New World Fund® - Class 529-E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.43%
New World Fund® - Class 529-E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.64%
New World Fund® - Class 529-E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.16%
New World Fund® - Class 529-E | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
New World Fund® - Class 529-E | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
New World Fund® - Class 529-E | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%
New World Fund® - Class 529-E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
New World Fund® - Class 529-E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.33%
New World Fund® - Class 529-E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
New World Fund® - Class 529-E | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
New World Fund® - Class 529-E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
New World Fund® - Class 529-T | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.43%
New World Fund® - Class 529-T | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.64%
New World Fund® - Class 529-T | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.16%
New World Fund® - Class 529-T | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
New World Fund® - Class 529-T | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
New World Fund® - Class 529-T | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%
New World Fund® - Class 529-T | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
New World Fund® - Class 529-T | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.33%
New World Fund® - Class 529-T | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
New World Fund® - Class 529-T | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
New World Fund® - Class 529-T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
New World Fund® - Class 529-F-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.43%
New World Fund® - Class 529-F-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.64%
New World Fund® - Class 529-F-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.16%
New World Fund® - Class 529-F-1 | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
New World Fund® - Class 529-F-1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
New World Fund® - Class 529-F-1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%
New World Fund® - Class 529-F-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
New World Fund® - Class 529-F-1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.33%
New World Fund® - Class 529-F-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
New World Fund® - Class 529-F-1 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
New World Fund® - Class 529-F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
New World Fund® - Class 529-F-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.43%
New World Fund® - Class 529-F-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.64%
New World Fund® - Class 529-F-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.16%
New World Fund® - Class 529-F-2 | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
New World Fund® - Class 529-F-2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
New World Fund® - Class 529-F-2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%
New World Fund® - Class 529-F-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
New World Fund® - Class 529-F-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.33%
New World Fund® - Class 529-F-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
New World Fund® - Class 529-F-2 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
New World Fund® - Class 529-F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
New World Fund® - Class 529-F-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.43%
New World Fund® - Class 529-F-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.64%
New World Fund® - Class 529-F-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.16%
New World Fund® - Class 529-F-3 | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
New World Fund® - Class 529-F-3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
New World Fund® - Class 529-F-3 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%
New World Fund® - Class 529-F-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
New World Fund® - Class 529-F-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.33%
New World Fund® - Class 529-F-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
New World Fund® - Class 529-F-3 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
New World Fund® - Class 529-F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
New World Fund® - Class R-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.43%
New World Fund® - Class R-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.64%
New World Fund® - Class R-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.16%
New World Fund® - Class R-1 | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
New World Fund® - Class R-1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
New World Fund® - Class R-1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%
New World Fund® - Class R-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
New World Fund® - Class R-1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.33%
New World Fund® - Class R-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
New World Fund® - Class R-1 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
New World Fund® - Class R-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
New World Fund® - Class R-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.43%
New World Fund® - Class R-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.64%
New World Fund® - Class R-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.16%
New World Fund® - Class R-2 | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
New World Fund® - Class R-2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
New World Fund® - Class R-2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%
New World Fund® - Class R-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
New World Fund® - Class R-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.33%
New World Fund® - Class R-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
New World Fund® - Class R-2 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
New World Fund® - Class R-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
New World Fund® - Class R-2E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.43%
New World Fund® - Class R-2E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.64%
New World Fund® - Class R-2E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.16%
New World Fund® - Class R-2E | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
New World Fund® - Class R-2E | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
New World Fund® - Class R-2E | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%
New World Fund® - Class R-2E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
New World Fund® - Class R-2E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.33%
New World Fund® - Class R-2E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
New World Fund® - Class R-2E | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
New World Fund® - Class R-2E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
New World Fund® - Class R-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.43%
New World Fund® - Class R-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.64%
New World Fund® - Class R-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.16%
New World Fund® - Class R-3 | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
New World Fund® - Class R-3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
New World Fund® - Class R-3 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%
New World Fund® - Class R-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
New World Fund® - Class R-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.33%
New World Fund® - Class R-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
New World Fund® - Class R-3 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
New World Fund® - Class R-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
New World Fund® - Class R-4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.43%
New World Fund® - Class R-4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.64%
New World Fund® - Class R-4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.16%
New World Fund® - Class R-4 | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
New World Fund® - Class R-4 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
New World Fund® - Class R-4 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%
New World Fund® - Class R-4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
New World Fund® - Class R-4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.33%
New World Fund® - Class R-4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
New World Fund® - Class R-4 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
New World Fund® - Class R-4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
New World Fund® - Class R-5E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.43%
New World Fund® - Class R-5E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.64%
New World Fund® - Class R-5E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.16%
New World Fund® - Class R-5E | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
New World Fund® - Class R-5E | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
New World Fund® - Class R-5E | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%
New World Fund® - Class R-5E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
New World Fund® - Class R-5E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.33%
New World Fund® - Class R-5E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
New World Fund® - Class R-5E | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
New World Fund® - Class R-5E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
New World Fund® - Class R-5 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.43%
New World Fund® - Class R-5 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.64%
New World Fund® - Class R-5 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.16%
New World Fund® - Class R-5 | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
New World Fund® - Class R-5 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
New World Fund® - Class R-5 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%
New World Fund® - Class R-5 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
New World Fund® - Class R-5 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.33%
New World Fund® - Class R-5 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
New World Fund® - Class R-5 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
New World Fund® - Class R-5 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
New World Fund® - Class R-6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.43%
New World Fund® - Class R-6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.64%
New World Fund® - Class R-6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.16%
New World Fund® - Class R-6 | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
New World Fund® - Class R-6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
New World Fund® - Class R-6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%
New World Fund® - Class R-6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
New World Fund® - Class R-6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.33%
New World Fund® - Class R-6 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
New World Fund® - Class R-6 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
New World Fund® - Class R-6 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]

[1]	Includes derivatives.